SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Cash and cash equivalents [policy text block]
i) Cash and cash equivalents
Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value and include cash-on-hand and deposits held with financing institutions.

Short term investments [policy text block]
ii) Short term investments
The Company considers short-term investments in the form of guaranteed investment certificates to be an investing activity. These investments are measured at amortized cost. The company also has equity securities that are carried at fair value through profit or loss.

Biological assets [policy text block]
iii) Biological assets
While the Company’s biological assets are within the scope of IAS 41 Agriculture, the direct and indirect costs of biological assets are determined using an approach similar to the capitalization criteria outlined in IAS 2 Inventories. They include the direct cost of seeds and growing materials as well as other indirect costs such as utilities and supplies used in the growing process. Indirect labour cost for individuals involved in the growing and quality control process is also included, as well as depreciation of manufacturing assets. All direct and indirect costs of biological assets are capitalized as they are incurred. Unrealized fair value gains/losses on growth of biological assets are recorded on the consolidated statements of (loss) income and comprehensive (loss) income. Biological assets are measured at their fair value less costs to sell on the consolidated statement of financial position.

Inventories [policy text block]
iv) Inventories
Inventories for finished goods and packaging and supplies are initially valued at cost, and subsequently at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Company reviews inventories for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value. The direct and indirect costs of finished goods inventory initially include the fair value of the biological asset at the time of harvest. They also include subsequent costs such as materials, labour and depreciation expense on equipment involved in packaging, labeling and inspection. All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within cost of sales on the consolidated statements of (loss) income and comprehensive (loss) income at the time cannabis is sold. Inventory is measured at lower of cost or net realizable value on the statement of financial position.

Property, plant and equipment [policy text block]
v) Property, plant and equipment
Property, plant and equipment are initially recognized at acquisition cost or manufacturing cost, including any costs directly attributable to bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by the Company’s management. Property, plant and equipment are subsequently measured at cost less accumulated depreciation and impairment losses.

Depreciation is recognized on a straight-line basis to write down the cost less estimated residual value of buildings, computer equipment and growing equipment. The following useful lives are applied:

Building	25 years
Growing equipment	10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss within other income or other expenses.

Assets in process are transferred to the appropriate asset class when available for use and depreciation of the assets commences at that point.

An asset’s residual value, useful life and depreciation method are reviewed during each financial year and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Goodwill [policy text block]
vi) Goodwill
Goodwill represents the future economic benefits arising from a business combination that are not individually identified and separately recognized. Goodwill is carried at cost less accumulated impairment losses. Refer to Note 4(viii) for a description of impairment testing procedures.

Assets held for sale [policy text block]
vii) Assets held for sale
Assets and liabilities held for sale are no longer depreciated and are presented separately in the statement of financial position at the lower of their carrying amount and fair value less costs to sell. An asset is regarded as held for sale if its carrying amount will be recovered principally through a sale transaction, rather than through continuing use. For this to be the case, the asset must be available for immediate sale and its sale must be highly probable.

Impairment of long-lived assets [policy text block]
viii) Impairment of long-lived assets
Long-lived assets, including property, plant and equipment are reviewed each reporting period for indicators of impairment. Goodwill is assessed for indicators of impairment at each reporting date and is tested annually or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs of disposal, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss equal to the amount by which the carrying amount exceeds the recoverable amount. Except for goodwill, where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Share-based payments [policy text block]
ix) Share-based payments
The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense in profit or loss over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Fair value for options is determined using the Black-Scholes pricing model and fair value for Restricted Share Units (RSUs) and Performance Share Units (PSUs) is determined using the Company’s share price at the grant date.

Expected forfeitures are estimated at the date of the grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expenses reflects the revised estimate.

For stock options granted to non-employees, the expense is measured at the fair value of the goods and services received except when the fair value cannot be estimated in which case it is measured at the fair value of the equity instrument granted.

Consideration paid by employees or non-employees on the exercise of options is recorded as share capital and the related share-based expense is transferred from share-based reserve to share capital.

Investments in associates [policy text block]
x) Investments in associates
Associates are companies over which OHI has significant influence over and are accounted for under the equity method. Significant influence is presumed when the Company has an ownership interest greater than 20%, unless certain qualitative factors overcome this assumption. Conversely, where the Company has an ownership interest less than 20%, it is presumed that the Company does not have significant influence, unless certain qualitative factors overcome this assumption. In assessing significant influence and the ownership interest, potential voting rights that are currently exercisable are taken into consideration.

Investments in associates are accounted for using the equity method and are initially recognized at cost, inclusive of transaction costs. The consolidated financial statements include the Company’s share of the income or loss and equity movement of equity accounted associates. In accordance with IFRS, the associate’s most recent available financial statements are used in the application of the equity method. Where the associate’s reporting period differs from the Company’s, the associate prepares financial information as of the same period end as the Company, unless it is impracticable to do so. Otherwise, the Company will adjust for its share of income and expenses and equity movement based on the associate’s most recently completed financial statements, adjusted for the effects of significant transactions. The Company does not recognize losses exceeding the carrying value of its interest in the associate.

Intangible assets [policy text block]
xi) Intangible assets
Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is provided on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, except for off-market supply agreements, where amortization is provided based on the actual output received versus the estimated output forecast to be received over the life of the agreement.

The estimated useful lives, residual values, and amortization methods are reviewed at each year end, and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization.

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized as general and administrative expenses on the consolidated statement of income (loss) and comprehensive income (loss) as incurred.

Earnings (loss) per share [policy text block]
xii) Earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share is calculated in a similar manner, but with adjustments to give effect to all dilutive potential common shares outstanding during the period. The dilutive effect of warrants, options, RSUs and PSUs is calculated using the treasury stock method. The if-converted method which assumes that all convertible debt has been converted if the debt is in-the-money is used to calculate the dilutive effect of convertible debt. Anti-dilutive effects of potential conversions of securities are ignored for this calculation.

Revenue recognition [policy text block]
xiii) Revenue recognition
Revenue from the direct sale of cannabis and cannabis oil for a fixed price is recognized when the Company transfers control of the good to the customer, which is at point of delivery for medical cannabis and recreational cannabis.

Revenue includes excise taxes, which the Company pays as principal, but excludes duties and taxes collected on behalf of third parties. Revenue also includes the net consideration to which the Company expects to be entitled. Revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. Therefore, revenue is stated net of expected price discounts, allowances for customer returns and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net revenue is revenue less excise taxes. Excise taxes are effectively a production tax which becomes payable when the product is removed from the Company’s premises and may or may not be directly related to the value of revenue depending on the province of sale. It is generally not included as a separate item on external invoices; increases in excise tax are not always passed on to the customer and where a customer fails to pay for product received the Company cannot reclaim the excise tax. The Company therefore recognizes excise tax, unless it regards itself as an agent of the regulatory authorities, as a cost to the Company.

Income taxes [policy text block]
xiv) Income taxes
The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant authorities, which occurs subsequent to the issuance of the consolidated financial statements.

Income tax expense (recovery) in profit or loss is the sum of current and deferred tax as explained below.

Current tax is the expected income tax payable (recoverable) on the taxable income (loss) for the period, using tax rates enacted, or substantively enacted, as at the end of the reporting period. Current tax expense (recovery) included in profit or loss reflects the current tax for the reporting period, plus adjustments to the current tax of prior periods, less current tax recorded directly in other comprehensive income (loss) or equity.

Deferred taxes are accounted for under the liability method and are the taxes expected to be payable or recoverable on the temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable income. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences and unused tax losses and tax credits can be utilized. Deferred tax is calculated on a non-discounted basis, using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The carrying amounts of individual deferred tax assets are reviewed at the end of each reporting period but are only recognized for the proportion probable that sufficient taxable profits will be available for such assets to be recovered.

Deferred tax is not recognized for temporary differences related to the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future; and, differences arising on the initial recognition of goodwill.

Borrowing costs [policy text block]
xv) Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Other borrowing costs are expensed in the period in which they are incurred and reported in finance costs. No borrowing costs were capitalized during the periods presented.

Discontinued operations [policy text block]
xvi) Discontinued operations
A disposal group is presented as a discontinued operation if all of the following conditions are met: i) it is a component of the Company for which operations and cash flows can be clearly distinguished operationally and financially from the rest of the Company, ii) it represents a separate major line of business of operations that either has been disposed of or is classified as held for sale; or it is part of a single coordinated plan to dispose of a separate major line of business of operations.

Assets in a disposal group classified as held for sale are presented separately in the consolidated statements of financial position. Discontinued operations are presented separately from continuing operations in the consolidated statements of (loss) income and comprehensive (loss) income and consolidated statements of cash flows.

Critical accounting estimates and judgments [policy text block]
xvii) Critical accounting estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

The following are the estimates and judgments made by management in applying the accounting policies of the Company that have the most significant effect on the financial statements.

1) Biological assets and inventory
Determination of the fair value of biological assets requires the Company to make a number of estimates, including estimating harvesting costs, selling costs, sales prices, wastage, oil conversion factor, expected yields, and post-harvest costs of the cannabis plant. In determining final inventory values, the Company estimates spoiled or expired inventory in determining net realizable value. Refer to Notes 8 and 9 for further information.

(2) Estimated useful lives of property, plant and equipment
Amortization of property, plant and equipment requires estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that consider factors such as economic and market conditions and the useful lives of assets.

(3) Share-based payments
In determining the fair value of options and related expense, the Company makes such estimates as the expected life of the option, the volatility of the Company’s share price, the risk-free interest rate, and the rate of forfeitures. Refer to Note 13 for further information.

(4) Warrants
In determining the value of warrants, the Company estimates the expected life of the warrant, the volatility of the Company’s share price and the risk-free interest rate.

(5) Compound Financial Instruments

In calculating the fair value allocation between the liability component and the equity component of the Company’s unsecured convertible debentures (compound instruments), the Company was required to make estimates and use judgment in determining an appropriate discount rate on the debentures to arrive at a fair value. The identification of convertible debentures’ components is based on interpretation of the substance of the contractual arrangement and therefore requires judgment from management. The separation of the components affects the initial recognition of interest on the liability component. The determination of fair value of the liability is also based on a number of assumptions, including contractual future cash flows, discount rates and the presence of any derivative financial instruments. Refer to Note 11 for further information.

(6) Goodwill
Goodwill impairment testing requires management to make estimates in the impairment testing model. On an annual basis, the Company tests whether goodwill is impaired, based on an estimate of its recoverable amount.

(7) Assets held for sale
Assets held for disposal and disposal groups are measured at the lower of their carrying amount and their fair value less costs to sell. The determination of the fair value less costs to sell includes the use of management estimates and assumptions that tend to be uncertain.

(8) Adult-use recreational cannabis revenue – provision for returns and price adjustments
Government customers typically have a right of product return, and in some cases, the right to pricing adjustments for products that are subsequently discounted or sold for a lower price in another jurisdiction. The estimation of potential future returns and pricing adjustments includes the use of management estimates and assumptions that may not be certain given the evolving nature of the industry.

(9) Investments in associates
Management has applied significant judgment in the determination of whether the Company exerts significant influence with respect to its investments, which then allow the Company to account for its investments under the equity accounting method. Further, management has applied significant judgment and made use of management estimates and assumptions in determination and quantification of any impairment losses that may need to be recorded against its investments in associates.

NEW STANDARDS AND INTERPRETATIONS ADOPTED [policy text block]
NEW STANDARDS AND INTERPRETATIONS ADOPTED
New or amended standards effective September 1, 2018
The Company has adopted the following new or amended IFRS standards for the annual period beginning on September 1, 2018.

i) IFRS 2 – Share-based Payments
The amendment clarifies how to account for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature and a modification to the terms and conditions that changes the classification of the transactions. The amendment is effective for annual periods beginning on or after January 1, 2018. This was effective for the Company beginning September 1, 2018.

The adoption of the new standard did not have a material impact on its consolidated financial statements.

ii) IFRS 9 – Financial Instruments
A finalized version of IFRS 9, which contains accounting requirements for financial instruments, replacing IAS 39 Financial Instruments: Recognition and Measurement. The standard contains requirements in the following areas: classification and measurement, impairment, hedge accounting and de-recognition.

Classification and measurement
Under IFRS 9, financial assets are initially measured at fair value plus, in the case of a financial asset not at fair value through profit and loss (“FVTPL”), transaction costs.

Financial assets are subsequently measured at:

i)	FVTPL;

ii)	amortized cost;

iii)	debt measured at fair value through other comprehensive income (“FVOCI”);

iv)	equity investments designated at FVOCI; or

v)	financial instruments designated at FVTPL.

The classification is based on whether the contractual cash flow characteristics represent “solely payment of principal and interest” (the “SPPI test”) as well as the business model under which the financial assets are managed. Financial assets are required to be reclassified only when the business model under which they are managed has changed. All reclassifications are to be applied prospectively from the reclassification date.

Debt investments are recorded at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI test.

The assessment of the Company’s business models for managing the financial assets was made as of the date of initial application of September 1, 2018. The assessment of whether contractual cash flows on debt instruments meet the SPPI test was made based on the facts and circumstances as at the initial recognition of the financial assets.

Consistent with IAS 39, all financial liabilities held by the Company under IFRS 9 are initially measured at fair value and subsequently measured at amortized cost.

The following table summarizes the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets and financial liabilities:

	IAS 39 CLASSIFICATION	IFRS 9 CLASSIFICATION

Cash and cash equivalents	Loans and receivables	Amortized cost

Short-term investments excluding marketable securities	Held to maturity	Amortized cost

Accounts receivable	Loans and receivables	Amortized cost

Loan receivable	N/A	Amortized cost

Marketable securities	N/A	FVTPL

Accounts payable and accrued liabilities	Other liabilities	Amortized cost

Long-term debt	Other liabilities	Amortized cost

Unsecured convertible debentures	Other liabilities	Amortized cost

The adoption of IFRS 9 did not have an impact on the Company’s measurement of financial assets and liabilities.

Impairment
Under IFRS 9, the Company is required to apply an expected credit loss (“ECL”) model to all debt financial assets not held at FVTPL, where credit losses that are expected to transpire in future years are provided for, irrespective of whether a loss event has occurred or not as at the balance sheet date. For trade receivables, the Company has applied the simplified approach under IFRS 9 and has calculated ECLs based on lifetime expected credit losses taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. The Company has assessed the impairment of its amounts receivable using the ECL model, and no difference was noted. As a result, no impairment loss has been recognized upon transition and at September 1, 2018.

iii) IFRS 15 – Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15 – Revenue from Contracts with Customer (“IFRS 15”), which provides a comprehensive framework for recognition, measurement and disclosure of revenue from contracts with customers, excluding contracts within the scope of the standards on leases, insurance contracts and financial instruments.

The Company has applied IFRS 15 retrospectively but determined that there is no change to the comparative periods or transitional adjustments required as a result of the adoption of this standard. The pattern and timing of revenue recognition under the new standard is consistent with prior year practice. The Company’s accounting policy for revenue recognition under IFRS 15 is as follows:

To determine the amount and timing of revenue to be recognized, the Company follows a 5-step process:

1.	Identifying the contract with a customer

2.	Identifying the performance obligations

3.	Determining the transaction price

4.	Allocating the transaction price to the performance obligations

5.	Recognizing revenue when/as performance obligation(s) are satisfied

Revenue from the direct sale of cannabis and cannabis oil for a fixed price is recognized when the Company transfers control of the good to the customer, which is at point of delivery for medical cannabis and recreational cannabis.

Revenue includes excise taxes, which the Company pays as principal, but excludes duties and taxes collected on behalf of third parties. Revenue also includes the net consideration to which the Company expects to be entitled. Revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. Therefore, revenue is stated net of expected price discounts, allowances for customer returns and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net revenue is revenue less excise taxes. Excise taxes are effectively a production tax which becomes payable when the product is removed from the Company’s premises and may or may not be directly related to the value of revenue depending on the province of sale. It is generally not included as a separate item on external invoices; increases in excise tax are not always passed on to the customer and where a customer fails to pay for product received the Company cannot reclaim the excise tax. The Company therefore recognizes excise tax, unless it regards itself as an agent of the regulatory authorities, as a cost to the Company.

New or amended standards issued but not yet effective

IFRS 16 – Leases
In January 2016, the IASB issued IFRS 16 – Leases (“IFRS 16”), which establishes principles for the recognition, measurement, presentation and disclosure of leases, with the objective of ensuring that lessees and lessors provide relevant information that faithfully represents those transactions. IFRS 16, which replaces IAS 17 Leases, brings most leases onto the statement of financial position for lessees eliminating the distinction between operating and finance leases. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly, and the liability accrues interest. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease or an entity's incremental borrowing rate if the implicit rate cannot be readily determined.

A lessee shall apply IFRS 16 to its leases either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying IFRS 16 being recognized at the date of initial application. Lessees are permitted to make an election for leases with a term of 12 months or less, or where the underlying asset is of low value and not recognize lease assets and lease liabilities. The expense associated with these leases can be recognized on a straight-line basis over the lease term or on another systematic basis.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019. This will be effective for the Company beginning September 1, 2019. The Company reviewed its current and past leases. Reclassification of leases for office space, manufacturing equipment, and certain computer hardware will result in the establishment of additional right-of-use assets and lease liabilities on the statement of financial position, as well as changes in the timing and presentation of lease-related expenses on the statement of income. The Company is finalizing its evaluation of the effect of this standard on the consolidated financial statements but expects there will be no material impact.